CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jun. 30, 2014	$ 169	$ 316,760	$ (271,753)	$ 45,176
Balance (in shares) at Jun. 30, 2014	21,046,591
Increase (Decrease) in Shareholders' Equity
Net loss			(13,392)	(13,392)
Amortization of fair value of stock options		644		644
Balance at Jun. 30, 2015	$ 169	317,404	(285,145)	32,428
Balance (in shares) at Jun. 30, 2015	21,046,591
Increase (Decrease) in Shareholders' Equity
Net loss			(22,846)	(22,846)
Amortization of fair value of stock options		353		353
Balance at Jun. 30, 2016	$ 169	317,757	(307,991)	9,935
Balance (in shares) at Jun. 30, 2016	21,046,591
Increase (Decrease) in Shareholders' Equity
Net loss			(5,579)	(5,579)
Amortization of fair value of stock options		106		106
Balance at Dec. 31, 2016	$ 169	$ 317,938	$ (313,570)	$ 4,537
Balance (in shares) at Dec. 31, 2016	21,201,536